Recently issued accounting pronouncements (Details) - Accounting Standards Update 2018-02 $ in Thousands	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI	$ 10,625
Accumulated OCI
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI	$ 10,625